SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Insurance	$ 526,555	$ 370,609
Prepaid other	214,493	112,439
Deposits	4,016,052	241,465
Prepaid expenses and deposits	$ 4,757,100	$ 724,513